Costs (Details) $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2020 ARS ($)
Statement [Line Items]
Crops	$ 37,153		$ 26,172	$ 28,912
Sugarcane	10,454		8,607	7,827
Cattle	3,721		4,664	3,266
Supplies	6,319		3,504	2,575
Advertising and brokerage fees	2,307		2,232	1,812
At Cost [Member]
Statement [Line Items]
Other operative costs	51		57	62
Cost of property operations	51		57	62
Crops	34,527		26,800	24,105
Sugarcane	9,655		7,478	7,371
Cattle	3,119		3,886	3,995
Supplies	4,455		2,726	2,062
Consignment	3,415		1,956	1,609
Advertising and brokerage fees		$ 1,670	1,425	1,145
Agricultural rental and other services	759		397	674
Cost of sales and services from agricultural business	57,600		44,668	40,961
Trading properties and developments	469		1,753	1,686
Rental and services	9,192		7,269	9,862
Hotel operations, tourism services and others	2,473		1,732	3,060
Cost of sales and services from sales and services from urban properties and investment business		$ 12,134	10,754	14,608
Total costs	$ 69,785		$ 55,479	$ 55,631